EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY.
Schedule of reconciliations of common and preferred outstanding shares

	2021		2020		2019
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,129,231,487	571,929,945	1,127,010,827	571,929,945	1,124,233,755
Exercise of long-term incentive plan	—	4,585,414	—	2,220,660	—	2,777,072
Balance at the end of the year	571,929,945	1,133,816,901	571,929,945	1,129,231,487	571,929,945	1,127,010,827

Schedule of ownership of shares

	Shareholders
	2021
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	—	—	557,898,901	32.4
Brazilian institutional investors	4,363,438	0.8	232,421,779	20.3	236,785,217	13.8
Foreign institutional investors	1,895,038	0.3	490,810,572	42.8	492,705,610	28.7
Other shareholders	7,772,568	1.4	410,584,550	35.8	418,357,118	24.3
Treasury stock	1,697,538	0.2	12,214,344	1.1	13,911,882	0.8
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2020
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	2,147,800	0.2	560,046,701	32.6
Brazilian institutional investors	3,397,955	0.6	227,262,531	19.8	230,660,486	13.4
Foreign institutional investors	3,142,148	0.5	492,076,396	42.9	495,218,544	28.8
Other shareholders	7,490,941	1.3	407,744,760	35.6	415,235,701	24.1
Treasury stock	1,697,538	0.3	16,799,758	1.5	18,497,296	1.1
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2019
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	69,852,184	6.1	627,751,085	36.5
Brazilian institutional investors	3,068,614	0.5	241,698,143	21.1	244,766,757	14.2
Foreign institutional investors	3,875,655	0.7	427,735,548	37.3	431,611,203	25.1
Other shareholders	7,086,775	1.2	387,724,952	33.8	394,811,727	23.0
Treasury stock	1,697,538	0.3	19,020,418	1.7	20,717,956	1.2
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0
*	Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the utltimate controlling shareholder of the Company.

Schedule of changes in treasury stocks

	2021
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	16,799,758	228,752
Exercise of long-term incentive plan	—	—	(4,585,414)	(76,900)
Closing balance	1,697,538	557	12,214,344	151,852

	2020
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	19,020,418	241,985
Exercise of long-term incentive plan	—	—	(2,220,660)	(13,233)
Closing balance	1,697,538	557	16,799,758	228,752

	2019
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	21,797,490	279,869
Exercise of long-term incentive plan	—	—	(2,777,072)	(37,884)
Closing balance	1,697,538	557	19,020,418	241,985

Schedule of effects of interest changes in subsidiaries

	December 31, 2021
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(18,962)	(18,962)
Effects of interest changes in subsidiaries	—	(18,962)	(18,962)

	December 31, 2020
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	12,776	12,776
Effects of interest changes in subsidiaries	—	12,776	12,776

	December 31, 2019
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(1,586)	(1,586)
Effects of interest changes in subsidiaries	—	(1,586)	(1,586)

(i) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve

	2021	2020	2019
Net income	15,494,111	2,365,763	1,203,736
Constitution of legal reserve	(756,334)	(109,649)	(55,876)
Constitution of the tax incentives reserve	(367,430)	(172,792)	(86,216)
Net income before dividends and interest on capital	14,370,347	2,083,322	1,061,644
Dividends and interest on capital	(5,014,450)	(714,487)	(356,539)
Dividend - adjustment in excess of the minimum estatutory undistributed	(341,150)	—	—
Net income before constitution of investments and working capital reserve	9,014,747	1,368,835	705,105

Constitution of investments and working capital reserve	(9,014,747)	(1,368,835)	(705,105)

Schedule of dividends and interest on capital

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2021	2020	2019
1st quarter	Dividends	0.40	1,705,338	5/14/2021	5/26/2021	682,199	—	118,803
2nd quarter	Dividends	0.54	1,705,576	8/16/2021	8/26/2021	921,011	—	118,817
3rd quarter	Interest	0.38	1,705,582	9/27/2021	11/16/2021	648,122	—	—
3rd quarter	Interest	0.20	1,705,630	11/5/2021	11/16/2021	341,126	—	—
3rd quarter	Dividends	1.42	1,705,628	11/5/2021	11/16/2021	2,421,992	204,139	67,951
4th quarter	Dividends	0.20	1,705,747	3/7/2022	3/16/2022	341,150	—	50,968
4th quarter	Interest					—	510,348	—
Proposed Interest and Dividends						5,355,600	714,487	356,539
Credit per share (R$)						3.14	0.42	0.21